Accounts payable - Movement of accounts payable (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts payable [Line Items]
Beginning balance non current	R$ 516,971
Interest costs incurred	865,107	R$ 656,326
Ending balance non current	1,320,927	516,971
Accounts Payable Notes
Accounts payable [Line Items]
Beginning Balance	0
Beginning balance current	0
Beginning balance non current	0
Adjustments for increase (decrease) in trade and other payables	401,824
Interest costs incurred	8,357
Foreign exchange gain	(8,479)
Ending Balance	401,702	0
Ending balance current	11,624	0
Ending balance non current	390,078	0
Financing With Accounts Payable - Notes
Accounts payable [Line Items]
Beginning Balance	0
Adjustments for increase (decrease) in trade and other payables	401,824
Interest costs incurred	8,357
Foreign exchange gain	(8,479)
Ending Balance	401,702	R$ 0
Accounts Payable - Equity
Accounts payable [Line Items]
Adjustments for increase (decrease) in trade and other payables	118,809
Interest costs incurred	3,347
Foreign exchange gain	(2,315)
Ending balance non current	119,841
Financing With Accounts Payable - Equity
Accounts payable [Line Items]
Adjustments for increase (decrease) in trade and other payables	118,809
Interest costs incurred	3,347
Foreign exchange gain	R$ (2,315)